Property and Equipment	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property and Equipment

5. PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

	December 31,
	2019	2018
Buildings and improvements	$2,026,657	$1,971,057
Real estate development	669,167	587,481
Land	522,225	522,225
Furniture and fixtures	347,819	337,048
Vineyards	199,816	200,217
Machinery and equipment	487,618	492,205
Leasehold improvements	164,375	164,375
Computer hardware and software	231,228	216,082
	4,648,905	4,490,690
Less: Accumulated depreciation and amortization	(1,734,190)	(1,518,326)
Property and equipment, net	$2,914,715	$2,972,364

Depreciation and amortization of property and equipment was $196,438 and $197,729 for the years ended December 31, 2019 and 2018, respectively, of which $196,438 and $171,749 was recorded as expense in the accompanying statement of operations, and $0 and $25,980 was capitalized to inventory, respectively. Most of the Company’s property and equipment is located in Argentina and gross asset costs and accumulated depreciation reported in US dollars are impacted by the devaluation of the Argentine peso relative to the U.S. dollar.

During 2018, real estate development costs in the aggregate of $123,060 incurred in connection with twelve real estate lots that were completed during the period were transferred from property and equipment to real estate lots held for sale on the accompanying consolidated balance sheets.